January 25, 1996



IPS Funds
Two Centre Square, Suite 630
625 South Gay Street
Knoxville, TN 37902

Gentlemen:

     This letter is in response to your request for our opinion in connection with the Rule 24f-2. Notice for the Trust for the fiscal year ended November 30, 1995.

     We have examined a copy of (a) the Trust's Agreement and Declaration of Trust and amendments thereto, (b) the Trust's By-Laws and amendments thereto, and (c) all such agreements, certificates of officers and representatives of the Trust and others, and such other documents, papers, statutes and authorities as we deem necessary to form the basis of the opinion
hereinafter expressed.   We have assumed the genuineness of the signatures
on original documents submitted to us, the conformity to executed documents of all unexecuted copies submitted to us and the conformity to the original of all copies submitted to us as conformed or copied documents.

     Based upon foregoing, we are of the opinion that the shares of the Trust, the registration of which the Notice makes definite in number, if issued in accordance with the Prospectus and Statement of Additional Information of the Trust, were legally issued, fully paid and non-assessable.


     We herewith give you our permission to file this opinion with the Securities and Exchange Commission as an exhibit to the Notice referred to above.

                                               Very truly yours,



                                                BROWN, CUMMINS & BROWN CO.,
L.P.A.

BCB/dp







                                                           January 24, 1996


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, Northwest
Washington, D.C. 20549

Re: Rule 24f-2 Notice for IPS Funds  -- File Nos. 811-8718   and 33-83132

Gentlemen:

     In accordance with the provisions of Rule 24f-2, IPS Funds (the "Trust") hereby files this Rule 24f-2 Notice.

     (I) This Rule 24f-2 Notice is being filed for the fiscal year ended November 30, 1995 ("Fiscal Year").

     (ii) No shares of the Trust registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2), remained unsold at the beginning of the Fiscal Year.

     (iii) No shares of the Trust were registered during the Fiscal Year, other than pursuant to Rule 24f-2.

     (iv)   110,423.321 shares of the Trust were sold during the Fiscal Year.

     (v) 110,423.321 shares of the Trust were sold during the Fiscal Year in reliance upon Rule 24f-2.

     A wire transfer in the amount of $493.09 (see attached calculation) is being forworded. Attached to the Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid and non-assessable. If you have any questions concerning this filing, please contact the undersigned.

                               Sincerely,




                               By: \\s
                               GREGORY D'AMICO,  President










                            IPS FUNDS


1.     Calculation of the Filing Fee:

(a)     Aggregate sale price for shares specified in Item (v):      $1,455,314

(b)     Aggregate redemption price of securities purchased: $25,353

(c)     Aggregate redemption price of securities previously
        applied pursuant to Section 24 (e) (2):                0

(d)      Difference between (b) and (c):                               $25,353


Amount on which fee is to be calculated (difference between
(a) and (d)):                                                       $1,429,961


Filing Fee:                         $493.09 (at 1/29 of 1%)